Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class M, Class C, and Class I
September 29, 2018
Prospectus

Rajiv Kaul no longer serves as lead portfolio manager of Fidelity Advisor® Biotechnology Fund.

The following information replaces similar information for Fidelity Advisor® Financial Services Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Christopher Lee (co-manager) has managed the fund since May 2013.

Matt Reed (co-manager) has managed the fund since June 2019.

It is expected that Mr. Lee will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Reed will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information for Fidelity Advisor® Biotechnology Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos (portfolio manager) has managed the fund since July 2018.

Effective December 1, 2018, the following information replaces similar information for Fidelity Advisor® Industrials Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Tobias Welo (lead portfolio manager) has managed the fund since January 2007.

Janet Glazer (co-manager) has managed the fund since December 2018.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Fidelity Advisor® Financial Services Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Christopher Lee is co-manager of Fidelity Advisor® Financial Services Fund, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

Matt Reed is co-manager of Fidelity Advisor® Financial Services Fund, which he has managed since June 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.

It is expected that Mr. Lee will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Reed will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Fidelity Advisor® Biotechnology Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos is portfolio manager of Fidelity Advisor® Biotechnology Fund, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Kontopoulos has worked as a research analyst and portfolio manager.

Effective December 1, 2018, the following information replaces the biographical information for Fidelity Advisor® Industrials Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Tobias Welo is lead portfolio manager of Fidelity Advisor® Industrials Fund, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Janet Glazer is co-manager of Fidelity Advisor® Industrials Fund, which she has managed since December 2018. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Glazer has worked as a research analyst and portfolio manager.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

The following information supplements similar information found in the “Appendix” section under the “Sales Charge Waiver Policies Applied by Certain Intermediaries” heading.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (Raymond James)

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (CDSC) waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James:

• Shares purchased in an investment advisory program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

• A shareholder in the fund's Class C shares will have their shares converted at net asset value per share (NAV) to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James:

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

• Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation:

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

AFOC-19-02 1.480125.209	June 1, 2019

Supplement to the
Fidelity Advisor Focus Funds®
Class Z
September 29, 2018
Prospectus

Rajiv Kaul no longer serves as lead portfolio manager of Fidelity Advisor® Biotechnology Fund.

The following information replaces similar information for Fidelity Advisor® Financial Services Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Christopher Lee (co-manager) has managed the fund since May 2013.

Matt Reed (co-manager) has managed the fund since June 2019.

It is expected that Mr. Lee will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Reed will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information for Fidelity Advisor® Biotechnology Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos (portfolio manager) has managed the fund since July 2018.

Effective December 1, 2018, the following information replaces similar information for Fidelity Advisor® Industrials Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Tobias Welo (lead portfolio manager) has managed the fund since January 2007.

Janet Glazer (co-manager) has managed the fund since December 2018.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Fidelity Advisor® Financial Services Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Christopher Lee is co-manager of Fidelity Advisor® Financial Services Fund, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

Matt Reed is co-manager of Fidelity Advisor® Financial Services Fund, which he has managed since June 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.

It is expected that Mr. Lee will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Reed will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Fidelity Advisor® Biotechnology Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos is portfolio manager of Fidelity Advisor® Biotechnology Fund, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Kontopoulos has worked as a research analyst and portfolio manager.

Effective December 1, 2018, the following information replaces the biographical information for Fidelity Advisor® Industrials Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Tobias Welo is lead portfolio manager of Fidelity Advisor® Industrials Fund, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Janet Glazer is co-manager of Fidelity Advisor® Industrials Fund, which she has managed since December 2018. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Glazer has worked as a research analyst and portfolio manager.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

AJSFZ-19-01 1.9892223.102	June 1, 2019